FINANCIAL INSTRUMENTS - Foreign Exchange Future and Forward Contracts (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) derivative	Dec. 31, 2020 USD ($) derivative	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)	$ 3,900	$ (2,935)	$ (8,841)
Loss on foreign exchange contracts	8,537	$ 3,423	(1,207)
Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda. and Sistemas Globales Uruguay S.A
Disclosure of detailed information about financial instruments [line items]
Percentage of collateral held		10.00%
Loss on foreign exchange contracts	10,673	$ 3,783
Foreign exchange forward contracts | Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda. and Sistemas Globales Uruguay S.A | Argentina
Disclosure of detailed information about financial instruments [line items]
Foreign exchange gain (loss)	$ (355)	$ (144)	$ 383
Future contracts | Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda. and Sistemas Globales Uruguay S.A | Argentina
Disclosure of detailed information about financial instruments [line items]
Number of foreign exchange contracts | derivative	0	3
Other financial liabilities		$ 7
LEBAC's | Argentina
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ 952